Significant Accounting Policies (Details Textual) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 04, 2012	Nov. 30, 2010	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies (Textual)
Federal deposit insurance corporation							$ 250,000
Percentage of money market backed by government							105.00%
Patient deposits							$ 32,869	$ 25,467
Provision for inventory					$ 15,162		2,567	35,000
Research and development expenses			$ 15,672	$ 37,395	$ 38,898	$ 52,751	69,114	$ 53,451
Estimated useful life of software					5 years
Preliminary project stage, software development costs							73,413
Capitalized software development costs							21,463
Total capitalized value							$ 119,106
Warrants issued in connection with offering							34,723
NeuroEyeCoach retail [Member]
Significant Accounting Policies (Textual)
Software development value		$ 540,000
Total capitalized value							$ 29,784
Sight Science Limited [Member]
Significant Accounting Policies (Textual)
Software development value	$ 363,472
Software Development Costs [Member]
Significant Accounting Policies (Textual)
Estimated useful life of software							5 years
Capitalized software development costs					$ 26,486	$ 55,039
Series A Warrants [Member]
Significant Accounting Policies (Textual)
Warrants issued in connection with offering					34,723